Schedule of Revenue by Geographic Area (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue by Geographic Area [Line Items]
Revenues	$ 134,125	$ 131,625	$ 392,739	$ 542,974
United States [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenues			264,232	534,582
Switzerland [Member]
Schedule of Revenue by Geographic Area [Line Items]
Revenues			$ 128,507	$ 8,392